Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventories
Inventory, Gross		¥ 42,199,152	¥ 29,322,679
Inventory valuation allowance		(498,773)	(413,254)
Inventories, net	$ 6,409,231	41,700,379	28,909,425
Products
Inventories
Inventory, Gross		41,840,945	29,191,782
Packing materials and others
Inventories
Inventory, Gross		¥ 358,207	¥ 130,897